GOLDMAN SACHS TRUST II

Goldman Sachs Multi-Manager Alternatives Fund

Goldman Sachs GQG Partners International Opportunities Fund

Goldman Sachs Target Date Funds

Goldman Sachs Target Date 2020 Portfolio

Goldman Sachs Target Date 2025 Portfolio

Goldman Sachs Target Date 2030 Portfolio

Goldman Sachs Target Date 2035 Portfolio

Goldman Sachs Target Date 2040 Portfolio

Goldman Sachs Target Date 2045 Portfolio

Goldman Sachs Target Date 2050 Portfolio

Goldman Sachs Target Date 2055 Portfolio

Supplement dated August 11, 2017 to the

Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information, each dated February 28, 2017, as supplemented to date, (each, a “Fund” and, collectively, the “Funds”)

At a meeting held on August 8-9, 2017, the Board of Trustees of the Goldman Sachs Trust II approved the renaming of the Funds’ Class IR Shares to Investor Shares.

Effective October 10, 2017, all references to Class IR Shares in the Funds’ Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information are hereby replaced with Investor Shares.

This Supplement should be retained with your Summary Prospectus, Statutory Prospectus and Statement of Additional Information for future reference.

CLASSIRCHGGSTII 08-17